Summary of Warrants and Share Options (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 536,219	$ 225,318	$ (141)
Underwriters' fees and issuance costs			(5,570)
Exercise of Ely Warrants		856	39
Share-based compensation - share options	845	1,551	2,199
Balance	533,651	536,219	225,318
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance	8,292	9,205	0
Common share purchase warrants issued to for cash			7,045
Underwriters' fees and issuance costs			(416)
Ely Warrants recognized in equity			2,603
Exercise of Ely Warrants		(913)	(27)
Balance	8,292	8,292	9,205
Share Based Awards [member]
IfrsStatementLineItems [Line Items]
Balance	13,082	2,199	0
Share options issued to replace Golden Valley's share options		8,991
Share-based compensation - share options	845	1,551	2,199
Share-based compensation - RSUs	201	341
Balance	14,128	13,082	2,199
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance	21,374	11,404	0
Common share purchase warrants issued to for cash			7,045
Underwriters' fees and issuance costs			(416)
Ely Warrants recognized in equity			2,603
Exercise of Ely Warrants		(913)	(27)
Share options issued to replace Golden Valley's share options		8,991
Share-based compensation - share options	845	1,551	2,199
Share-based compensation - RSUs	201	341
Balance	$ 22,420	$ 21,374	$ 11,404